BANK FINANCIAL ASSETS AND LIABILITIES - Information of credit quality of loans (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Credit quality of loans
Net loans	₽ 315,765	₽ 241,314
Loans to individuals
Credit quality of loans
Net loans	₽ 89,134	₽ 67,772
Provision for ECL to gross loans	12.00%	8.00%
Loans to individuals | Carrying value
Credit quality of loans
Net loans	₽ 101,826	₽ 73,839
Loans to individuals | Accumulated impairment
Credit quality of loans
Net loans	(12,692)	(6,067)
Loans to individuals | Collectively assessed
Credit quality of loans
Net loans	₽ 88,784	₽ 67,462
Provision for ECL to gross loans	12.00%	8.00%
Loans to individuals | Collectively assessed | Not past due
Credit quality of loans
Net loans	₽ 84,955	₽ 64,842
Provision for ECL to gross loans	4.00%	3.00%
Loans to individuals | Collectively assessed | Up to 30 days
Credit quality of loans
Net loans	₽ 1,863	₽ 1,369
Provision for ECL to gross loans	21.00%	26.00%
Loans to individuals | Collectively assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 335	₽ 226
Provision for ECL to gross loans	60.00%	56.00%
Loans to individuals | Collectively assessed | 61 - 90 days past due
Credit quality of loans
Net loans	₽ 173	₽ 159
Provision for ECL to gross loans	71.00%	64.00%
Loans to individuals | Collectively assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 366	₽ 294
Provision for ECL to gross loans	79.00%	74.00%
Loans to individuals | Collectively assessed | over 180 days
Credit quality of loans
Net loans	₽ 1,092	₽ 572
Provision for ECL to gross loans	85.00%	78.00%
Loans to individuals | Collectively assessed | Carrying value
Credit quality of loans
Net loans	₽ 101,134	₽ 73,032
Loans to individuals | Collectively assessed | Carrying value | Not past due
Credit quality of loans
Net loans	88,056	66,506
Loans to individuals | Collectively assessed | Carrying value | Up to 30 days
Credit quality of loans
Net loans	2,370	1,841
Loans to individuals | Collectively assessed | Carrying value | 31 - 60 days past due
Credit quality of loans
Net loans	841	519
Loans to individuals | Collectively assessed | Carrying value | 61 - 90 days past due
Credit quality of loans
Net loans	605	441
Loans to individuals | Collectively assessed | Carrying value | 91 to 180 days
Credit quality of loans
Net loans	1,739	1,110
Loans to individuals | Collectively assessed | Carrying value | over 180 days
Credit quality of loans
Net loans	7,523	2,615
Loans to individuals | Collectively assessed | Accumulated impairment
Credit quality of loans
Net loans	(12,350)	(5,570)
Loans to individuals | Collectively assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(3,101)	(1,664)
Loans to individuals | Collectively assessed | Accumulated impairment | Up to 30 days
Credit quality of loans
Net loans	(507)	(472)
Loans to individuals | Collectively assessed | Accumulated impairment | 31 - 60 days past due
Credit quality of loans
Net loans	(506)	(293)
Loans to individuals | Collectively assessed | Accumulated impairment | 61 - 90 days past due
Credit quality of loans
Net loans	(432)	(282)
Loans to individuals | Collectively assessed | Accumulated impairment | 91 to 180 days
Credit quality of loans
Net loans	(1,373)	(816)
Loans to individuals | Collectively assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	(6,431)	(2,043)
Loans to individuals | Individually assessed
Credit quality of loans
Net loans	₽ 350	₽ 310
Provision for ECL to gross loans	49.00%	62.00%
Loans to individuals | Individually assessed | Not past due
Credit quality of loans
Net loans	₽ 166	₽ 115
Provision for ECL to gross loans	35.00%	77.00%
Loans to individuals | Individually assessed | Up to 30 days
Credit quality of loans
Net loans	₽ 34	₽ 33
Provision for ECL to gross loans	0.00%	31.00%
Loans to individuals | Individually assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 7
Provision for ECL to gross loans	0.00%	0.00%
Loans to individuals | Individually assessed | 61 - 90 days past due
Credit quality of loans
Net loans		₽ 1
Provision for ECL to gross loans		0.00%
Loans to individuals | Individually assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 6	₽ 4
Provision for ECL to gross loans	0.00%	0.00%
Loans to individuals | Individually assessed | over 180 days
Credit quality of loans
Net loans	₽ 137	₽ 157
Provision for ECL to gross loans	64.00%	39.00%
Loans to individuals | Individually assessed | Carrying value
Credit quality of loans
Net loans	₽ 692	₽ 807
Loans to individuals | Individually assessed | Carrying value | Not past due
Credit quality of loans
Net loans	256	495
Loans to individuals | Individually assessed | Carrying value | Up to 30 days
Credit quality of loans
Net loans	46	48
Loans to individuals | Individually assessed | Carrying value | 31 - 60 days past due
Credit quality of loans
Net loans	7
Loans to individuals | Individually assessed | Carrying value | 61 - 90 days past due
Credit quality of loans
Net loans		1
Loans to individuals | Individually assessed | Carrying value | 91 to 180 days
Credit quality of loans
Net loans	6	4
Loans to individuals | Individually assessed | Carrying value | over 180 days
Credit quality of loans
Net loans	377	259
Loans to individuals | Individually assessed | Accumulated impairment
Credit quality of loans
Net loans	(342)	(497)
Loans to individuals | Individually assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(90)	(380)
Loans to individuals | Individually assessed | Accumulated impairment | Up to 30 days
Credit quality of loans
Net loans	(12)	(15)
Loans to individuals | Individually assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	(240)	(102)
Medium-sized enterprises and small businesses | Collectively assessed
Credit quality of loans
Net loans	₽ 1,287	₽ 1,528
Provision for ECL to gross loans	26.00%	22.00%
Medium-sized enterprises and small businesses | Collectively assessed | Not past due
Credit quality of loans
Net loans	₽ 1,009	₽ 1,194
Provision for ECL to gross loans	2.00%	2.00%
Medium-sized enterprises and small businesses | Collectively assessed | Up to 30 days
Credit quality of loans
Net loans	₽ 23	₽ 20
Provision for ECL to gross loans	21.00%	31.00%
Medium-sized enterprises and small businesses | Collectively assessed | 31 - 60 days past due
Credit quality of loans
Net loans	₽ 5	₽ 30
Provision for ECL to gross loans	37.00%	0.00%
Medium-sized enterprises and small businesses | Collectively assessed | 61 - 90 days past due
Credit quality of loans
Net loans	₽ 3
Provision for ECL to gross loans	64.00%	0.00%
Medium-sized enterprises and small businesses | Collectively assessed | 91 to 180 days
Credit quality of loans
Net loans	₽ 10	₽ 11
Provision for ECL to gross loans	54.00%	21.00%
Medium-sized enterprises and small businesses | Collectively assessed | over 180 days
Credit quality of loans
Net loans	₽ 237	₽ 273
Provision for ECL to gross loans	63.00%	59.00%
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value
Credit quality of loans
Net loans	₽ 1,736	₽ 1,958
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | Not past due
Credit quality of loans
Net loans	1,025	1,213
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | Up to 30 days
Credit quality of loans
Net loans	29	29
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | 31 - 60 days past due
Credit quality of loans
Net loans	8	30
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | 61 - 90 days past due
Credit quality of loans
Net loans	8
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | 91 to 180 days
Credit quality of loans
Net loans	22	14
Medium-sized enterprises and small businesses | Collectively assessed | Carrying value | over 180 days
Credit quality of loans
Net loans	644	672
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment
Credit quality of loans
Net loans	(449)	(430)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | Not past due
Credit quality of loans
Net loans	(16)	(19)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | Up to 30 days
Credit quality of loans
Net loans	(6)	(9)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | 31 - 60 days past due
Credit quality of loans
Net loans	(3)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | 61 - 90 days past due
Credit quality of loans
Net loans	(5)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | 91 to 180 days
Credit quality of loans
Net loans	(12)	(3)
Medium-sized enterprises and small businesses | Collectively assessed | Accumulated impairment | over 180 days
Credit quality of loans
Net loans	₽ (407)	₽ (399)